Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of gross amount of goodwill and accumulated impairment losses

Kayser Myanmar
$

Gross as of April 1, 2018, March 31, 2019 and 2020	77
Accumulated impairment loss as of April 1, 2018	-
Impairment losses during the year ended March 31, 2019	(77)
Accumulated impairment loss as at March 31, 2019 and 2020	(77)
Net as of March 31, 2019 and 2020	-